INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31,	December 31,
	2025	2024
Finished goods	$9,661	$5,036
Work-in-process	3,675	4,162
Stockpile	14,747	6,580
Silver coins and bullion	4,089	8,613
Materials and supplies	52,581	38,133
	$84,753	$62,524